Segment reporting (Schedule of Net Revenues by Geography Based on Country of Customer Destination) (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Net revenues:
Net revenues	$ 1,322,814	$ 1,213,987	$ 1,060,054
PRC [Member]
Net revenues:
Net revenues	606,745	551,155	472,991
United States of America [Member]
Net revenues:
Net revenues	184,775	160,614	143,586
Europe [Member]
Net revenues:
Net revenues	137,133	121,262	100,985
Rest of the World [Member]
Net revenues:
Net revenues	$ 394,161	$ 380,956	$ 342,492